Nature of Business and Basis of Preparation - Additional Information (Detail) - Baxter - Spin-off of Baxalta		12 Months Ended
	Jul. 01, 2015	Dec. 31, 2014
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Percentage of Baxalta common stock distributed to Baxter shareholders upon spin-off	80.50%
Minimum
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Percentage of Baxalta common stock distributed to Baxter shareholders upon spin-off		80.00%